SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES - Additional Information (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Recently Adopted Accounting Pronouncements
Gain/ (losses) on mark-to-market	$ (0.4)	$ 1.2	$ (1.3)
Operating lease liabilities	113.2
ASU 2016-02
Recently Adopted Accounting Pronouncements
Operating lease right-of-use assets	110.4
Operating lease liabilities	$ 113.2